Share-Based Payments - Schedule of Non-Executive Directors that were Appointed (Details) - Non Executive Directors [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2024 $ / shares	Dec. 31, 2023 $ / shares
Schedule of Non-Executive Directors that were Appointed [Line Items]
Number of shares, beginning balance	5,000	5,000
Weighted average grant date fair value per share	23	23
Number of shares, ending balance	5,000	5,000
Weighted average grant date fair value per share	23	23
Number of shares, Granted
Weighted average Grant date fair value per share, Granted (in Dollars per share)
Number of shares, Vested
Weighted average Grant date fair value per share, Vested (in Dollars per share)
Number of shares, Forfeited
Weighted average Grant date fair value per share, Forfeited (in Dollars per share)